8. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan losses	$ 1,481	$ 1,463
Accrued retirement expense	1,119	1,073
Federal credit carryforward	0	88
Restricted stock	262	243
Accrued bonuses	211	171
Interest income on nonaccrual loans	1	5
Other than temporary impairment	0	9
Total gross deferred tax assets	3,074	3,052
Deferred tax liabilities:
Deferred loan fees	379	365
Accumulated depreciation	610	498
Prepaid expenses	10	14
Other	5	28
Unrealized gain on available for sale securities	294	1,072
Total gross deferred tax liabilities	1,298	1,977
Net deferred tax asset	$ 1,776	$ 1,075